Investments (Schedule Of Available-For-Sale Securities Whose Value Is Below Amortized Cost) (Details) - Fair Value Decline, Greater Than 20% [Member] $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Fair Value - Less than six months	$ 11,351	$ 12
Fair Value - Six months or greater, but less than nine months	4,411
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	447
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	2	58
Debt Securities, Available-for-sale, Unrealized Loss Position, Total	16,211	70
Gross Unrealized Losses - Less than six months	3,659	3
Gross Unrealized Losses - Six months or greater, but less than nine months	2,226
Less Than or Equal to Twelve Months	302
Greater Than Twelve Months	1	8
Continuous Unrealized Loss Position, Total	$ 6,188	$ 11
Number of Securities - Less than six months | security	1,500	6
Number of Securities - Six months or greater, but less than nine months | security	650
Number of Securities - Nine months or greater, but less than twelve months | security	74
Number of Securities - Twelve months or greater | security	15	24
Number of Securities - Total | security	2,239	30